LEASE OBLIGATION - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	May 16, 2024 USD ($) generator	Jun. 11, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 03, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease obligation	$ 14,200		$ 15,462	$ 15,763	$ 2,700
Discount rate	8.07%		15.50%	8.07%	9.30%
Number of leased generators | generator	21
Term of contract	3 years
Additional costs to bring the generators to use		$ 14,900
Right-of-use asset		28,400			$ 2,700
Additions to right-of-use asset			$ 1,500	$ 28,400
Additions to lease liabilities			1,500	14,200
Interest expense on lease liabilities			1,300	200
Bonikro Gold Mines SA
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset		14,900
Agbaou Gold Operations SA
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset		$ 13,500
Sadiola, Bonikro and Agbaou Mines
Disclosure of quantitative information about right-of-use assets [line items]
Lease obligation				0
Variable lease payments			$ 216,700	$ 17,100